Revenue - Total Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Total revenue	$ 1,518,907	$ 1,298,871	$ 1,347,724
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total revenue	200,565	111,473	229,352
Soybean
Disclosure of products and services [line items]
Total revenue	79,445	42,610	81,757
Corn
Disclosure of products and services [line items]
Total revenue	56,125	22,490	71,188
Wheat
Disclosure of products and services [line items]
Total revenue	22,942	7,984	19,915
Sunflower
Disclosure of products and services [line items]
Total revenue	3,148	7,095	9,885
Barley
Disclosure of products and services [line items]
Total revenue	2,578	2,826	4,175
Seeds
Disclosure of products and services [line items]
Total revenue	4,328	428	1,940
Raw milk
Disclosure of products and services [line items]
Total revenue	9,383	15,081	21,623
Cattle
Disclosure of products and services [line items]
Total revenue	5,765	3,542	5,039
Cattle for dairy
Disclosure of products and services [line items]
Total revenue	13,700	6,718	7,543
Others
Disclosure of products and services [line items]
Total revenue	3,151	2,699	6,287
Manufactured products and services rendered
Disclosure of products and services [line items]
Total revenue	1,318,342	1,187,398	1,118,372
Manufactured products and services rendered | Agricultural produce and biological assets
Disclosure of products and services [line items]
Total revenue	1,518,907	1,298,871	1,347,724
Ethanol
Disclosure of products and services [line items]
Total revenue	265,154	247,008	387,124
Sugar
Disclosure of products and services [line items]
Total revenue	391,738	419,858	188,769
Energy
Disclosure of products and services [line items]
Total revenue	37,029	35,985	34,919
Peanut
Disclosure of products and services [line items]
Total revenue	59,310	63,646	63,041
Sunflower
Disclosure of products and services [line items]
Total revenue	7,621	8,301	14,948
Cotton
Disclosure of products and services [line items]
Total revenue	3,893	8,383	6,780
Rice
Disclosure of products and services [line items]
Total revenue	224,398	199,746	188,263
Fluid milk (UHT)
Disclosure of products and services [line items]
Total revenue	136,699	74,402	76,596
Powder milk
Disclosure of products and services [line items]
Total revenue	55,552	43,958	84,257
Other diary products
Disclosure of products and services [line items]
Total revenue	77,589	35,385	37,648
Services
Disclosure of products and services [line items]
Total revenue	10,887	6,080	10,987
Rental income
Disclosure of products and services [line items]
Total revenue	2,831	1,210	841
Others
Disclosure of products and services [line items]
Total revenue	45,641	43,436	24,199
Mwh of energy produced by third parties
Disclosure of products and services [line items]
Total revenue	3,200	2,400	2,300
Rice produced by third parties
Disclosure of products and services [line items]
Total revenue	$ 700	22,300	900
Crops produced by third parties
Disclosure of products and services [line items]
Total revenue		$ 800	$ 1,300